Balance Sheet Components	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Balance Sheet Components

(4) BALANCE SHEET COMPONENTS

Property and Equipment, Net

The following table presents the components of property and equipment, net as of December 31, 2019 and September 30, 2020 (in thousands):

	DECEMBER 31, 2019	SEPTEMBER 30, 2020
Computer hardware and software	$146	$74
Machinery and equipment	1,698	40
Furniture and fixtures	36	9
Leasehold improvements	429	19

	2,309	142

Less: accumulated depreciation and amortization	(1,449)	(97)

Total property and equipment, net	$860	$45

Depreciation and amortization expense was $0.1 million for the three months ended September 30, 2019, and $0.3 million and $0.2 million for the nine months ended September 30, 2019 and 2020, respectively. Depreciation and amortization expense for the three months ended September 30, 2020 was nominal.

At June 30, 2020, certain lab equipment and other assets for an aggregated net book value of $0.6 million relating to the asset transfer with Tallac Therapeutics, Inc. (formerly known as Tollnine, Inc., or Tollnine), or Tallac Therapeutics, a related party (Note 9), met the criteria as assets held for sale. Those assets were reported at the lower of carrying value or fair value less costs to sell. In July 2020, the Company received $0.6 million cash in exchange for the transfer of such assets.

Accrued Expenses and Other Current Liabilities

The following table presents the components of accrued expenses and other current liabilities as of December 31, 2019 and September 30, 2020 (in thousands):

	DECEMBER 31, 2019	SEPTEMBER 30, 2020
Accrued professional fees	$122	$345
Accrued compensation	924	1,124
Accrued clinical and nonclinical study costs	—	629
Accrued contract manufacturing	53	867
Other	137	240

Total accrued expenses and other current liabilities	$1,236	$3,205

Predecessor Company
Balance Sheet Components
(3)	BALANCE SHEET COMPONENTS

Property and Equipment, Net

The following table presents the components of property and equipment, net as of December 31, 2018 and December 31, 2019 (in thousands):

	DECEMBER 31,
	2018	2019
Computer hardware and software	$117	$146
Machinery and equipment	1,374	1,698
Furniture and fixtures	36	36
Leasehold improvements	429	429
Construction in progress	20	—

	1,976	2,309
Less: accumulated depreciation and amortization	(1,020)	(1,449)

Total property and equipment, net	$956	$860

Depreciation and amortization expense was approximately $0.4 million for both years ended December 31, 2018 and December 31, 2019.

Accrued Expenses and Other Current Liabilities

The following table presents the components of accrued expenses and other current liabilities as of December 31, 2018 and December 31, 2019 (in thousands):

	DECEMBER 31,
	2018	2019
Payroll and related liabilities	$62	$60
Accrued bonus	745	864
Accrued legal costs	98	122
Early exercise liability	105	27
Other	166	163

Total accrued expenses and other current liabilities	$1,176	$1,236